Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Value ETF - Fidelity Enhanced Large Cap Value ETF	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	33.66%
Annual Return 2014	14.50%
Annual Return 2015	(3.50%)
Annual Return 2016	16.32%
Annual Return 2017	15.88%
Annual Return 2018	(7.53%)
Annual Return 2019	24.16%
Annual Return 2020	4.43%
Annual Return 2021	28.30%
Annual Return 2022	(6.47%)